Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2025
Accounting Estimates and Assumptions
Accounting Estimates and Assumptions
5.	Accounting Estimates and Assumptions

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will seldom equal the related actual results. The estimates and assumptions that have a risk of causing a material adjustment to the carrying amounts of consolidated assets and liabilities within the next financial year are addressed below:

(a)   Goodwill and Other Indefinite-lived Intangible Assets

Goodwill and other intangible assets with indefinite useful lives are reviewed for impairment at least annually. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

The recoverable amount of each of the CGUs has been determined based on the higher of value in use and fair value less costs to disposal calculations. These calculations require the use of estimates, which include management’s expectations of future revenue growth, operating costs, profit margins and operating cash flows for each CGU, long-term growth rates and discount rates based on weighted average cost of capital, among others.

During 2024, the Group recorded impairment adjustments for goodwill and intangible assets with indefinite and finite useful lives in two of the Group’s CGUs (see Notes 11, 12, 13 and 22). See Note 2 (b) and (l), for disclosure regarding concession intangible assets.

(b)   Long-lived Assets

The Group presents certain long-lived assets other than goodwill and indefinite-lived intangible assets in its consolidated statement of financial position. Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. Recoverability is analyzed based on projected cash flows. Estimates of future cash flows involve considerable judgment on the part of management. These estimates are based on historical data, future revenue growth, market conditions, management plans, and assumptions regarding projected rates of inflation and currency fluctuations, among other factors. If these assumptions were modified because of changes in economic or legal circumstances, the Group could recognize a write-off or write-down or accelerate the amortization schedule related to the carrying amount of these assets. The Group recorded an impairment loss for the year ended December 31, 2024 (see Notes 2 (m), 13 and 22).

(c)   Deferred Income Tax Assets

The Group records its deferred tax assets based on the likelihood that these assets will be realized in the future. This likelihood is assessed by taking into consideration the future taxable income. In the event the Group were to determine that it would be able to realize its deferred tax assets in the future in excess of the net recorded amount, an adjustment to the deferred tax asset would increase income in the period such determination was made. Should the Group determine that it would not be able to realize all or part of its net deferred tax asset in the future, an adjustment to the deferred tax asset would be charged to income or loss in the period such determination was made. The Group recognized write-offs of deferred income tax assets for the year ended December 31, 2025, derived from capital tax losses that expired on that date, and certain deductible temporary differences which are not expected to be used with available future taxable income (see Notes 2 (v) and 24).

(d)   Financial Assets Measured at Fair Value

The Group has a significant amount of financial assets that are measured at fair value on a recurring basis. The degree of management’s judgment involved in determining the fair value of a financial asset varies depending upon the availability of quoted market prices. When observable quoted market prices exist, that is the fair value estimate the Group uses. To the extent such quoted market prices do not exist, management uses other means to determine fair value (see Notes 4 and 15).